INVENTORY (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
INVENTORY

6.  INVENTORY

Inventories consist of the following:

	September 30, 2011	December 31, 2010
Raw materials	$48,998	$75,000
Work in process	361,545	-
Finished goods	299,919	254,118
Total	$710,462	$329,118